Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases

Note 8 – Operating Leases

On January 1, 2019, the Company adopted ASC 842 using the modified retrospective method applied to leases that were in place at January 1, 2019. Results for operating periods beginning after January 1, 2019 are presented under ASC 842, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 840. The Company’s leases consist of operating leases that mostly relate to real estate rental agreements. Most of the value of the Company’s lease portfolio relates to real estate lease agreements that were entered into starting March 2017.

Discount Rate Applied to Operating Leases

To determine the present value of minimum future lease payments for operating leases at January 1, 2019, the Company was required to estimate a rate of interest that we would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate” or “IBR”).

The Company determined the appropriate IBR by identifying a reference rate and making adjustments that take into consideration financing options and certain lease-specific circumstances. For the reference rate of leases added as of September 30, 2023 and December 31, 2022, the Company used a weighted average interest rate.

Total operating lease cost

Individual components of the total lease cost incurred by the Company were as follows:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
	(Unaudited)	(Unaudited)
Operating lease expense	$914,777	$1,238,162

Minimum rental payments under operating leases are recognized on a straight light basis over the term of the lease.

Maturity of operating leases

The Company’s amount of future minimum lease payments under operating leases are as follows:

Operating Leases
(Unaudited)
Undiscounted future minimum lease payments:
2023 (three months)	$101,361
2024	344,807
2025	348,344
2026	217,811
2027	73,823
Thereafter	81,691
Total	1,167,837
Amount representing imputed interest	(104,021)
Total operating lease liability	1,063,816
Current portion of operating lease liability	(316,300)
Operating lease liability, non-current	$747,516

Note 9 – Operating Leases

On January 1, 2019, the Company adopted Topic ASC 842 using the modified retrospective method applied to leases that were in place at January 1, 2019. The Company’s leases consist of operating leases that relate to real estate rental agreements. Most of the value of the Company’s lease portfolio upon adoption relates to real estate lease agreements that were entered into starting March 2017.

Discount Rate Applied to Property Operating Lease

To determine the present value of minimum future lease payments for operating leases at January 1, 2019, the Company was required to estimate a rate of interest that we would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate” or “IBR”).

The Company determined the appropriate IBR by identifying a reference rate and making adjustments that take into consideration financing options and certain lease-specific circumstances. For the reference rate of leases added during the year ended December 31, 2022, the Company used a weighted average interest rate.

Right of Use Assets

Right of use assets are included in the consolidated Balance Sheet as follows:

	December 31, 2022	December 31, 2021

Non-current assets
Right of use assets, net of amortization	$3,623,078	$4,948,393

Total operating lease cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operating lease expense	$1,622,466	$1,333,916

Minimum rental payments under operating leases are recognized on a straight light basis over the term of the lease.

Maturity of operating leases

The amount of future minimum lease payments under operating are as follows:

Operating Leases

Undiscounted future minimum lease payments:
2023	$1,545,103
2024	1,152,928
2025	887,061
2026	628,509
2027	137,383
Thereafter	81,691
Total	4,432,675
Amount representing imputed interest	(410,555)
Total operating lease liability	4,022,120
Current portion of operating lease liability	(1,368,016)
Operating lease liability, non-current	$2,654,104

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Operating Leases

NOTE 7 –LEASE LIABILITIES

Financing Lease Right-of-Use (“ROU”) Assets and Financing Lease Liabilities

Effective November 2018, the Company entered into a financing agreement with the first lessor to finance the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $379 for a period of 60 months commencing in November 2018 through October 2023. At the effective date of the financing agreement, the Company recorded a financing lease payable of $16,065.

Effective November 2018, the Company entered into a financing agreement with a second lessor to finance the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $1,439 for a period of 60 months commencing in November 2018 through October 2023. At the effective date of the financing agreement, the Company recorded a financing lease payable of $62,394.

Effective March 2019, the Company entered into a financing agreement with a third lessor to finance the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $1,496 for a period of 60 months commencing in March 2019 through February 2024. At the effective date of the financing agreement, the Company recorded a financing lease payable of $64,940.

Effective August 2019, the Company entered into a financing agreement with a fourth lessor to finance the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $397 for a period of 60 months commencing in August 2019 through July 2024. At the effective date of the financing agreement, the Company recorded a financing lease payable of $19,622.

Effective January 2020, the Company entered into a financing agreement with a fifth lessor to finance the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $1,395 for a period of 60 months commencing in January 2020 through December 2025. At the effective date of the financing agreement, the Company recorded a financing lease payable of $68,821.

The significant assumption used to determine the present value of the financing lease payables was the discount rate which ranged from 8% and 15% based on the Company’s estimated effective rate pursuant to the financing agreements.

Financing lease right-of-use assets (“Financing ROU”) is summarized below:

	September 30, 2023	September 30, 2022

Financing ROU assets	$231,841	$231,841
Less accumulated amortization	(212,853)	(166,887)
Balance of Financing ROU assets	$18,988	$64,954

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

For the years ended September 30, 2023 and 2022, amortization expense related to Financing ROU assets was $45,967 and $46,369, respectively.

Financing lease liability related to the Financing ROU assets is summarized below:

	September 30, 2023	September 30, 2022

Financing lease payables for equipment	$231,841	$231,841
Total financing lease payables	231,841	231,841
Payments of financing lease liabilities	(197,451)	(143,456)
Total	34,390	88,385
Less: short term portion	(30,262)	(53,995)
Long term portion	$4,128	$34,390

Future minimum lease payments under the financing lease agreements on September 30, 2023 are as follows:

Years ending September 30,	Amount

2024	$31,900
2025	4,185

Total minimum financing lease payments	36,085
Less: discount to fair value	(1,695)
Total financing lease payable on September 30, 2023	$34,390

Operating Lease Right-of-Use (“ROU”) Asset and Operating Lease Liabilities

In December 2019, the Company entered into a lease agreement for its corporate and laboratory facility in Golden, Colorado. The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025. Pursuant to the lease agreement, the lease requires the Company to pay a monthly base rent of; (i) $4,878 in the first year; (ii) $5,026 in the second year; (iii) $5,179 in the third year; (iv) $5,335 in the fourth year and; (v) $5,495 in the fifth year, plus a pro rata share of operating expenses beginning February 2020.

In February 2020, pursuant to ASC 842 – Leases, the Company calculated the present value of the total lease payments using a discount rate of 12% which was based on the Company’s estimated incremental borrowing rate. The Company recorded an operating right-of-use asset and lease liability of $231,337 in connection with the lease.

On June 10, 2021, the Company entered into an amendment to its existing Warehouse Lease (the “Lease Amendment”), effective October 3, 2021, for its laboratory facility in Golden, CO (see Note 11). The Lease Amendment provided for: (i) an extension to the term of the original lease to five years following the completion of the Company’s improvements to the Expansion Premises (defined below); (ii) an expansion of the premises to include the premises located at Unit 404, Building F, 15000 West 6th Avenue, Golden, Colorado 80401, consisting of approximately 4,734 rentable square feet (the “Expansion Premises”); (iii) an annual base rent modification; (iv) an increase to the security deposit; (v) tenant improvement allowance; (vi) additional parking and; (vii) two renewal options, each for five year terms, for a total of ten years.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

Pursuant to the Lease Amendment, the Company will pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen.

In October 2021, pursuant to ASC 842 – Leases, the Company wrote off the balances of the operating asset of $168,664 and operating liability of $176,893 related to the original lease and recognized a gain on lease modification in the amount of $8,229, which was included in general and administrative expense in the accompanying statement of operation. The Company calculated the present value of the total lease payments in the Lease Amendment using a discount rate of 8% which was based on the Company’s incremental borrowing rate at the effective date and recorded an operating right-of-use asset and an operating lease liability of $1,212,708.

For the year ended September 30, 2023, lease costs related to operating lease ROU asset and operating lease liabilities was $209,102 which included base lease costs of $153,798 and other expenses such as common area maintenance and taxes of $55,304, all of which were expensed during the period and included in general and administrative expenses on the accompanying statements of operations. For the year ended September 30, 2022, lease costs related to operating lease ROU asset and operating lease liabilities was $155,184 which included base lease costs of $115,823 and other expenses such as common area maintenance and taxes of $39,361, all of which were expensed during the period and included in general and administrative expenses on the accompanying statements of operations.

Operating Right-of-use asset (“ROU”) is summarized below:

	September 30, 2023	September 30, 2022

Operating office lease	$1,212,708	$1,212,708
Less accumulated reduction	(108,362)	(57,847)
Balance of Operating ROU asset	$1,104,346	$1,154,861

Operating lease liability related to the ROU asset is summarized below:

	September 30, 2023	September 30, 2022

Operating office lease	$1,212,708	$1,212,708
Total operating lease liability	1,212,708	1,212,708
Reduction of operating lease liability	(54,947)	(29,396)
Total	1,157,761	1,183,312
Less: short term portion	(31,388)	(25,551)
Long term portion	$1,126,373	$1,157,761

Future base lease payments under the non-cancellable operating lease on September 30, 2023 are as follows:

Years ending September 30,	Amount

2024	$122,893
2025	126,580
2026	130,377
2027	135,163
2028	139,218
2029 and thereafter	1,274,749
Total minimum non-cancellable operating lease payments	1,928,980
Less: discount to fair value	(771,219)
Total operating lease liability on September 30, 2023	$1,157,761

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022